CONCENTRATIONS AND CREDIT RISK (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Jun. 30, 2025 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 56,764	$ 28,794		¥ 500,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Dogness Network Technology Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		18.20%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	57.20%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.50%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.90%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.80%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		43.60%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		25.40%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.40%	17.30%
Supplier Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.70%	12.80%
Supplier Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.70%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	65.80%	67.80%	64.00%
Customers One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.50%	20.80%	15.40%
Customers Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.20%	17.20%	11.60%
Customers Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.60%	5.10%	8.80%
Customers Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.60%	5.00%	5.30%
Third Party One [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	45.40%	56.10%	34.10%